Short-Term and Long-Term Debts - Summary of Long-Term Debts (Parenthetical) (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Long term debt	¥ 2,206,574,921	$ 338,172,402	¥ 1,165,086,506
Lease Financing [Member]
Debt Instrument [Line Items]
Long term debt	¥ 401,761,874	$ 61,572,701	¥ 619,037,734